Related Party Transactions - Revenues (Expenses) from Related Party Transactions (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Revenues	$ 68,734	$ 68,172	$ 71,905
Vessel operating expenses	(39,779)	(39,237)	(39,820)
General and administrative	(52,257)	(42,396)	(29,528)
Interest income			1,217
Interest expense	$ (5,556)	$ (933)	(818)
Other expense			(319)
Net income from related party transactions from discontinued operations			(4,642)
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Net income from related party transactions from discontinued operations			$ 19,255
Towage segment [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel	6
Towage segment [Member] | Six Long Distance Towing And Offshore Installation Vessels [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel	6